Condensed Consolidated and Combined Carve-Out Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Cash flows provided by operating activities:
Net income (loss)	$ 8,921		$ 805
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	13,562		10,680
Amortization of contract intangibles / liabilities	(759)		(759)
Amortization of deferred debt issuance cost	1,695		1,116
Income tax expense	1		193
Income taxes paid	(562)
Unrealized loss (gain) on derivative instruments	1,542		(1,029)
Unrealized loss (gain) on foreign currency transactions	12		10
Other items	(211)		(214)
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable			99	[1]
Decrease (increase) in inventories	(103)	[1]	52	[1]
Decrease (increase) in other current assets	(300)	[1]	2,545	[1]
Decrease (increase) in amounts due from related parties	37	[1]	(898)	[1]
Increase (decrease) in trade accounts payable	(62)	[1]	79	[1]
Increase (decrease) in payable to related parties	30	[1]	1,927	[1]
Increase (decrease) in accrued expenses	(353)	[1]	26	[1]
Increase (decrease) prepaid revenue	1,890	[1]	(3,779)	[1]
Net cash provided by operating activities	25,340		10,853
Cash flows from investing activities:
Additions to vessel and equipment	65
Acquisition of Hilda Knutsen and Torill Knutsen (net of cash acquired)	(105,296)	[2]
Net cash used in investing activities	(105,231)
Cash flows from financing activities:
Proceeds from long-term debt	240,000
Repayment of long-term debt	(255,667)		(130,397)
Repayment of long-term debt from related parties	(10,612)
Accumulated interests to related parties	263
Payments of debt issuance cost	(2,727)		(653)
Payables to related parties	987		(9,718)
Contributions from / distribution to owner, net			11,623
Proceeds from initial public offering, net of underwriters' discount	129,066		168,313
Cash distribution to KNOT			(21,954)
Offering cost	(315)		(2,201)
Cash distribution	(15,232)
Change in restricted cash	(233)		(1,910)
Net cash provided by (used in) financing activities	85,530		13,103
Effect of exchange rate changes on cash	(24)		(25)
Net increase (decrease) in cash and cash equivalents	5,615		23,931
Cash and cash equivalents at beginning of period	28,836		1,287
Cash and cash equivalents at end of period	$ 34,451		$ 25,218

[1]	Net of effects from purchase of Hilda Knutsen and Torill Knutsen
[2]	(In addition to the cash consideration paid for the acquisition, there were other purchase price adjustments of $987 (see Note 13 - Business Acquisitions)